Commitments and Contingencies (Details) - Schedule of commitments and contingencies - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Commitments And Contingencies Abstract
Agreement for investment in Preference shares of DDC CATV Network Pvt. Ltd		$ 1,229,450
Claim against company not acknowledged as debt
Financially support the investment in research organizations – GHSI	$ 730,000	$ 730,000